Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash

	Year ended June 30,
	2018	2019	2019
	RMB	RMB	US$

Cash and cash equivalent	103,228	378,445	55,127
Restricted cash	8,772	51,823	7,549
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	112,000	430,268	62,676